INCOME TAXES - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
NOL carryforwards		$ 63,381	$ 57,935	$ 50,727
R&D credit carryforwards		4,316	3,787	4,385
Accruals and other		4,058	3,811	2,464
Capitalized start-up costs		53	70	91
Other		41	28	57
Gross deferred tax assets		71,849	65,631	57,724
Deferred Tax Liabilities, Gross
IPR&D	$ 0	(3,969)	(12,528)	(12,528)
Total deferred tax liabilities	$ 0	(3,969)	(12,528)	(12,528)
Valuation allowance		(71,849)	(65,631)	(57,724)
Net Deferred Tax Liability		$ (3,969)	$ (12,528)	$ (12,528)